Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	7,793,274	7,747,274
Ordinary shares, outstanding	5,706,142	5,766,286
Ordinary shares, treasury shares	2,087,132	1,980,988